Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Oct. 31, 2016	Oct. 31, 2015	Jul. 31, 2016	Jul. 31, 2015
Income Statement [Abstract]
Net product sales	$ 531,000	$ 186,000	$ 1,289,000	$ 729,000
Operating costs and expenses
Cost of goods sold	265,000	54,000	441,000	285,000
Selling, general and administrative	1,337,000	1,086,000	5,076,000	4,912,000
Research and development	248,000	236,000	927,000	790,000
Share-based compensation	278,000	672,000	1,902,000	2,382,000
Total operating costs and expenses	2,128,000	2,048,000	8,346,000	8,369,000
Loss from operations	(1,597,000)	(1,862,000)	(7,057,000)	(7,640,000)
Other income (expense)
Fair value of derivative liabilities in excess of proceeds		(1,008,000)	(1,867,000)
Change in derivative liabilities	(159,000)	43,000	(5,481,000)	5,000
Interest expense, net	(1,000)	(2,000)	(10,000)	(8,000)
Other income (expense), net	14,000	9,000	44,000	16,000
Total other income (expense)	(146,000)	(958,000)	(7,314,000)	13,000
Net loss	$ (1,743,000)	$ (2,820,000)	$ (14,371,000)	$ (7,627,000)
Basic and diluted net loss per share	$ (0.03)	$ (0.07)	$ (0.25)	$ (0.19)
Shares used in computing basic and diluted net loss per share	64,823,917	43,019,329	56,830,533	39,748,935